Dividends, Bonus and Buy Back of equity shares - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨) ₨ / shares		Mar. 08, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2018 INR (₨) ₨ / shares shares	Jun. 15, 2017 INR (₨) ₨ / shares shares
Disclosure of dividends [line items]
Cash dividends paid per equity share | ₨ / shares		₨ 1		₨ 1			₨ 1
Interim dividend		₨ 1		₨ 1			₨ 1
Bonus issue ratio						33.33%		100.00%
Par value per share | ₨ / shares		₨ 2		₨ 2		₨ 2	₨ 2	₨ 2
Bonus issue of equity shares | shares						1,508,469,180		2,433,074,327
Bonus issue of equity shares, shares						₨ 3,016		₨ 4,866
Number of shares approved for buyback | shares		323,076,923					343,750,000
Payments on buyback of shares		₨ 105,000					₨ 110,000
Payments on buyback of shares		105,311	$ 1,397				110,312
Reduction in share capital related to buyback		646					687
Securities premium reserve [member]
Disclosure of dividends [line items]
Bonus issue of equity shares, shares	[1]			₨ (795)
Payments on buyback of shares							1,656
Payments on buyback of shares		105,000
Retained earnings [member]
Disclosure of dividends [line items]
Bonus issue of equity shares, shares				₨ (1,454)	[1]		(4,866)
Payments on buyback of shares							108,344
Payments on buyback of shares		105,000
Capital Redemption Reserve [member]
Disclosure of dividends [line items]
Payments on buyback of shares		₨ 646					₨ 687

[1]	Refer to Note 22